Summary of Significant Accounting Policies (Details Narrative)		6 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($)	Jun. 30, 2026 USD ($) a shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) a shares	Dec. 31, 2024 USD ($) shares
Property, Plant, and Equipment [Line Items]
Purchase of minerals | $	$ 100,000	$ 106,000		$ 106,000
Percentage of net revenue	2.00%
Area of land | a		14,320		14,320
Convertible debt agreements shares | shares				192,672	63,236
Revenue | $			$ 0	$ 0	$ 0
Convertible Debt [Member]
Property, Plant, and Equipment [Line Items]
Convertible debt agreements shares | shares		533,987	47,446
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, useful life		3 years		3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, useful life		7 years		7 years